UNITED STATES OF AMERICA BEFORE THE
SECURITIES AND EXCHANGE COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 27658/January 9, 2007
In the Matter of
PROFUNDS
ACCESS ONE TRUST
PROSHARES TRUST
PROSHARE ADVISORS LLC
PROFUND ADVISORS LLC
7501 Wisconsin Avenue, Suite 1000
Bethesda, MD 20814
(812-13029)
ORDER UNDER SECTION 12(d)(1)(J) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 12(d)(1)(A) AND (B) OF THE ACT AND UNDER SECTIONS 6(c) AND 17(b) OF THE ACT GRANTING
AN EXEMPTION FROM SECTION 17(a) OF THE ACT ProFunds, Access One Trust, ProShares Trust, ProShare Advisors LLC and ProFund Advisors LLC filed an application on October 7, 2003, and amendments on June 3, 2004, July 15, 2005, October 6,
2006 and December 15, 2006. Applicants requested an order under section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") granting an exemption from sections 12(d)(1)(A) and (B) of the Act and under sections 6(c) and 17(b) of the Act granting an exemption from section 17(a) of the Act. The order would permit certain management investment companies and unit investment trusts registered under the Act to acquire shares of certain open-end management investment companies and unit investment trusts registered under the Act, including those that operate as exchange-traded funds, that are outside the same group of investment companies as the acquiring investment companies.
On December 14, 2006, a notice of the filing of the application was issued (Investment Company Act Release No. 27599). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered.
No request for a hearing has been filed, and the Commission has not ordered a hearing. The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemptions is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.
It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the general purposes of the Act. Accordingly, IT IS ORDERED, that the relief requested under section 12(d)(1)(J) of the Act from sections 12(d)(1)(A) and (B) of the Act and under sections 6(c) and 17(b) of the Act from section 17(a) of the Act by ProFunds, Access
One Trust, ProShares Trust, ProShare Advisors LLC and
ProFund Advisors LLC is granted, effective immediately, subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management, under delegated authority.
Nancy M. Morris
Secretary